UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23861

SEI Alternative Income Fund

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

(610) 676-1000

c/o Timothy D. Barto, Esq.

SEI Investments Management Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 676-3649

Date of fiscal year end: August 31, 2024

Date of reporting period: February 29, 2024

Item 1. Reports to Stockholders.

February 29, 2024

SEMI-ANNUAL REPORT

SEI Alternative Income Fund

❯	SEI Alternative Income Fund

Paper copies of the Fund’s shareholder reports are no longer sent by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online and you will be notified by mail each time a report is posted on the Fund’s website and provided with a link to access the report online.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

seic.com

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

SEI Alternative Income Fund

†Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 98.2%
Other Asset-Backed Securities — 98.2%

Apidos CLO XXXVIII, Ser 2021-38A, Cl E2
13.329%, TSFR3M + 8.012%, 01/21/2034(A)(B)	$1,100	$1,089
Benefit Street Partners CLO IV, Ser 2021-IVA, Cl CRRR
9.179%, TSFR3M + 3.862%, 01/20/2032(A)(B)	2,000	1,994
Benefit Street Partners CLO V, Ser 2018-5BA, Cl B
7.729%, TSFR3M + 2.412%, 04/20/2031(A)(B)	2,750	2,743
BlueMountain CLO XXXV, Ser 2022-35A, Cl A
6.868%, TSFR3M + 1.550%, 07/22/2035(A)(B)	1,000	1,001
Dryden 54 Senior Loan Fund, Ser 2017-54A, Cl C
7.721%, TSFR3M + 2.412%, 10/19/2029(A)(B)	1,500	1,494
Galaxy XV CLO, Ser 2017-15A, Cl DR
8.576%, TSFR3M + 3.262%, 10/15/2030(A)(B)	1,040	1,032
IVY Hill Middle Market Credit Fund XII, Ser 2021-12A, Cl BR
8.479%, TSFR3M + 3.162%, 07/20/2033(A)(B)	1,100	1,079
LCM XXV, Ser 2017-25A, Cl C2
7.879%, TSFR3M + 2.562%, 07/20/2030(A)(B)	750	743
Marble Point CLO XVIII, Ser 2021-2A, Cl A1R
6.786%, TSFR3M + 1.472%, 10/15/2034(A)(B)	1,000	999
MidOcean Credit CLO III, Ser 2018-3A, Cl BR
7.379%, TSFR3M + 2.062%, 04/21/2031(A)(B)	1,250	1,249
Mountain View CLO XV, Ser 2020-2A, Cl B1
7.726%, TSFR3M + 2.412%, 01/15/2033(A)(B)	1,500	1,495
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl B1N
7.829%, TSFR3M + 2.512%, 04/20/2030(A)(B)	2,000	1,926
Ocean Trails CLO IX, Ser 2021-9A, Cl DR
9.326%, TSFR3M + 4.012%, 10/15/2034(A)(B)	1,250	1,222

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ocean Trails Clo X, Ser 2021-10A, Cl DR
9.296%, TSFR3M + 3.982%, 10/15/2034(A)(B)	$1,500	$1,407
Owl Rock Technology Financing, Ser 2023-1A, Cl A1R
8.364%, TSFR3M + 3.050%, 10/15/2035(A)(B)	1,250	1,257
TCW CLO, Ser 2022-2A, Cl A1R
6.598%, TSFR3M + 1.280%, 10/20/2032(A)(B)	1,000	1,000
THL Credit Lake Shore MM CLO I, Ser 2021-1A, Cl A1R
7.276%, TSFR3M + 1.962%, 04/15/2033(A)(B)	1,250	1,252
THL Credit Wind River CLO, Ser 2018-1A, Cl C1
7.729%, TSFR3M + 2.412%, 10/20/2030(A)(B)	750	746
Venture XXX CLO, Ser 2017-30A, Cl C
7.526%, TSFR3M + 2.212%, 01/15/2031(A)(B)	1,000	980
Wind River CLO, Ser 2021-3A, Cl D
8.929%, TSFR3M + 3.612%, 07/20/2033(A)(B)	1,000	930

Total Asset-Backed Securities
(Cost $25,346) ($ Thousands)		25,638

Total Investments in Securities — 98.2%
(Cost $25,346) ($ Thousands)		$25,638

Percentages are based on Net Assets of $26,096 ($ Thousands).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 29, 2024, the value of these securities amounted to $25,638 ($ Thousands), representing 98.2% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

Cl — Class
CLO — Collateralized Loan Obligation
Ser — Series
TSFR3M — Term Secured Overnight Financing Rate 3 Months

SEI Alternative Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

SEI Alternative Income Fund (Concluded)

The following is a summary of the level of inputs used as of February 29, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Asset-Backed Securities	–	25,638	–	25,638
Total Investments in Securities	–	25,638	–	25,638

Amounts designated as “-“ are $0.

The accompanying notes are an integral part of the financial statements.

SEI Alternative Income Fund

STATEMENT OF ASSETS AND LIABILITIES ($ Thousands)

February 29, 2024 (Unaudited)

	SEI Alternative Income Fund
Assets:
Investments, at value †	$25,638
Cash	316
Receivable for fund shares sold	159
Interest receivable	246
Receivable from investment adviser	57
Prepaid expenses	40
Total Assets	26,456
Liabilities:
Income distribution payable	159
Shareholder servicing fees payable, Class F	3
Trustees' fees payable	1
Investment advisory fees payable	27
Accrued expense payable	170
Total Liabilities	360
Net Assets	$26,096
† Cost of Investments	$25,346
Net Assets:
Paid-in Capital — (Unlimited Authorization — No Par Value)	$25,762
Total Distributable Earnings	334
Net Assets	$26,096
Net Asset Value, Offering and Redemption Price Per Share — Class F	$10.13
	($13,105,549 ÷ 1,293,439 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$10.13
	($12,990,928 ÷ 1,282,106 shares	)

The accompanying notes are an integral part of the financial statements.

SEI Alternative Income Fund

STATEMENT OF OPERATIONS ($ Thousands)

For the period ended February 29, 2024 (Unaudited)

SEI Alternative Income Fund*
Investment Income:
Interest income	$718
Total Investment Income	718
Expenses:
Investment advisory fees	109
Shareholder servicing fees, Class F Shares	10
Administration fees	8
Professional fees	123
Custodian/Wire agent fees	25
Registration fees	13
Printing fees	4
Trustees' fees	1
Chief Compliance Officer fees	1
Other expenses	22
Total Expenses	316
Less:
Reimbursement from Investment Adviser	(125)
Waiver of Investment Advisory and Administration fees	(117)
Net Expenses	74
Net Investment Income	644
Net Realized Gain (Loss) on:
Investments	36
Net Realized Gain (Loss)	36
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	292
Net Change in Unrealized Appreciation (Depreciation)	292
Net Realized Gain (Loss) and Unrealized Appreciation (Depreciation)	328
Net Increase in Net Assets Resulting from Operations	$972

*	Commenced operations October 31, 2023.

The accompanying notes are an integral part of the financial statements.

SEI Alternative Income Fund

STATEMENT OF CHANGES IN NET ASSETS ($ Thousands)

For the period ended February 29, 2024 (Unaudited)

SEI Alternative Income Fund
2/29/2024 *
Operations:
Net investment Income	$644
Net realized gain (loss)	36
Net change in unrealized appreciation (depreciation)	292
Net Increase in Net Assets Resulting from Operations	972
Distributions:
Class F	(314)
Class Y	(324)
Total Distributions	(638)
Capital Share Transactions:
Class F:
Proceeds from shares issued	12,625
Reinvestment of dividends & distributions	313
Net Increase from Class F Transactions	12,938
Class Y:
Proceeds from shares issued	12,500
Reinvestment of dividends & distributions	324
Net Increase from Class Y Transactions	12,824
Net Increase in net assets from capital share transactions	25,762
Net Increase in net assets	26,096
Net Assets:
Beginning of Period	—
End of Period	$26,096
Capital Share Transactions:
Class F:
Shares issued	1,252
Reinvestment of distributions	31
Net Increase in shares outstanding from share transactions	1,283
Class Y:
Shares issued	1,250
Reinvestment of distributions	32
Net Increase in shares outstanding from share transactions	1,282

*	Commenced operations October 31, 2023.
Amounts designated as "—" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

SEI Alternative Income Fund

FINANCIAL HIGHLIGHTS

For the period ended February 29, 2024 (Unaudited)

For a share outstanding throughout the period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
SEI Alternative Income Fund
Class F
2024(2)	$10.00	$0.25	$0.13	$0.38	$(0.25)	$—	$(0.25)	$10.13	3.82%	$13,105	1.01%	3.91%	7.58%	100%
Class Y
2024(2)	$10.00	$0.26	$0.13	$0.39	$(0.26)	$—	$(0.26)	$10.13	3.90%	$12,991	0.76%	3.66%	7.84%	100%

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.
(2)	Commenced operations on October 31, 2023. All ratios for the period have been annualized.

Amounts designated as "—" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

SEI Alternative Income Fund

NOTES TO FINANCIAL STATEMENTS

February 29, 2024 (Unaudited)

1. ORGANIZATION

SEI Alternative Income Fund (the “Fund”) was organized as a Delaware statutory trust on March 1, 2023. The Fund is a non-diversified, closed-end management investment company registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”). The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “1933 Act”). The Fund is an “interval fund” that is designed primarily for long-term investors and not as a trading vehicle. The Fund’s investment objective is to generate income and, to a lesser extent, seek long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the "Board"), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Fund’s Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation ("SIMC") as the Valuation Designee for the Fund pursuant to Rule 2a-5 (the "Rule") under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board's designation, has appointed a valuation committee of SIMC persons to function as the Valuation Designee (the "Committee") and has established a Valuation and Pricing Policy to implement the Rule and the Fund's Valuation and Pricing Policy (together with SIMC's Valuation and Pricing Policy, the "Procedures"). As discussed in detail below, the Committee will typically first seek to fair value investments with valuations received from an independent, third-party pricing agent (a "Pricing Service"). If such valuations are not available or are unreliable, the Committee will seek to obtain a bid price from at least one independent broker or dealer. If a broker or dealer quote is unavailable, the Committee will convene, subject to the Fair Value Procedures, to establish a fair value for the fair value investments.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (“NASDAQ”) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Fund, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, or in the case of an equity tranche of a CDO/CLO, the Fund will value the securities using a bid price from at least one independent broker. If such prices are not readily available or cannot be valued using the methodologies described above, the Fund will value the security using the Fund’s Fair Value Pricing Policies and Procedures (“Fair Value Procedures”), as described below.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Fund’s Fair Value Procedures until a price from an independent source can be secured. Securities held by the Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or

SEI Alternative Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

February 29, 2024 (Unaudited)

premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Prices for most securities held by the Fund are provided daily by third-party independent pricing agents. SIMC, through the Committee, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC monitors the reliability of prices obtained from any pricing service and shall promptly notify the Fund’s administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Fund’s administrator, in turn, will notify the Committee if the Fund’s administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Fund’s Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect valuation of the Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not "readily available" are valued in accordance with Rule 2a-5 and the Procedures. The Committee must monitor for circumstances that may necessitate that a security be valued using the Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Valuation Designee.

Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include

SEI Alternative Income Fund

Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts.

The valuation techniques used by the Funds to measure fair value during the six months ended August 31, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six months ended February 29, 2024, there have been no significant changes to the Trust’s fair valuation methodologies. For details of the investment classifications reference the Schedule of Investments.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, the Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “Equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non- class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at

SEI Alternative Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

February 29, 2024 (Unaudited)

times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Dividends and Distributions to Shareholders — The Fund declares its net investment income monthly and distributes monthly. The Fund makes distributions of capital gains, if any, at least annually.

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration, Distribution and Custodian Agreements —SIMC serves as the Fund’s investment adviser (the “Adviser”) under an investment advisory agreement approved by the shareholders of the Fund. In connection with serving as Adviser, SIMC is entitled to a fee of 1.30%, which is calculated daily and paid monthly, based on the average daily net assets of the Fund.

SEI Investments Global Fund Services (the “Administrator”) provides the Trust with administrative services. For its services, the Administrator is entitled to a fee of 0.10%, which is calculated daily and paid monthly, based on the average daily net assets of the Fund.

The Fund has adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) under which a shareholder servicing fee of up to 0.25% of the average daily net assets of Class F shares of the Fund will be paid to other service providers. Under the Shareholder Servicing Plan, other service providers may perform, or may compensate other service providers for performing, certain shareholder and administrative services.

The Fund’s administrator and its affiliates have contractually agreed until October 31, 2025 to waive fees and reimburse expenses in order to keep total direct annual operating expenses (but excluding interest from borrowings, prime broker fees, dividends and interest on securities sold short, AFFE, taxes, brokerage commissions, costs associated with litigation or tax-related services, Trustee fees, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.00% and 0.75% for Class F & Class Y, respectively. The agreement may be amended or terminated only with the consent of the Board of Trustees of the Fund. There is no guarantee that the contractual fee waiver agreement will continue after October 31, 2025.

Brown Brothers Harriman & Co. serves as the custodian of the Fund. The custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold in the Fund.

Payment to Affiliates — Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator, Adviser, or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator, Adviser and/or the Distributor pays compensation of Officers and affiliated Trustees.

UMB Fund Services, Inc. serves as the transfer agent for the Fund.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes.

Participation in the Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the Trust’s Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. For the six months ended February 29, 2024 the Trust has not participated in the Program.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities other than temporary cash investments, during the six months ended February 29, 2024, were as follows:

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
SEI Alternative Income Fund
Purchases	$—	$1,250,000	$1,250,000
Sales	—	—	—

5. FEDERAL TAX INFORMATION

It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income

SEI Alternative Income Fund

(including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Fund may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital and distributable earnings, as appropriate, in the period that the differences arise.

The aggregate gross unrealized appreciation and depreciation on total investments held by the Fund at February 29, 2024, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
SEI Alternative Income Fund	$25,346	$327	$(35)	$292

6. CONCENTRATION/RISKS

In the normal course of business, the Fund may enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claim is considered remote.

The following descriptions provide additional information about some of the risks of investing in the Funds:

Collateralized Loan Obligations Risk — A CLO portfolio will generally be required to adhere to certain diversification rules established by the CLO issuer to mitigate against the risk of concentrated defaults within a given industry or sector. If the CLO’s outstanding debt is not called or refinanced, when the reinvestment period ends, the CLO uses cash flows from the underlying loans to pay down the outstanding debt tranches and wind up the CLO’s operations.

Normally, CLOs are privately offered and sold, and thus are not registered under the securities laws. CLOs themselves, and the loan obligations underlying the CLOs, are typically subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Additionally, when the Fund purchases a newly issued CLO directly from the issuer (rather than from the secondary market), there will be a delayed settlement period, during which time the liquidity of the CLO may be further reduced. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of CLOs at a price and time the Fund deems advantageous may be severely impaired. CLOs are generally considered to be long-term investments and there is no guarantee that an active secondary market will exist or be maintained for any given CLO. CLOs are typically structured such that, after a specified period of time, the majority investor in the equity tranche can call (i.e., redeem) the security in full. The Fund may not be able to accurately predict when or which of the Fund’s CLO investments will be called, resulting in the Fund having to reinvest the proceeds in unfavorable circumstances, resulting in a decline in the Fund’s income. As interest rates decrease, issuers of the underlying loan obligations may refinance any floating rate loans, which will result in a reduction in the principal value of the CLO’s portfolio and require the Fund to reinvest cash at inopportune times. Conversely, as interest rates rise, borrowers with floating rate loans may experience difficulty in making payments, resulting and delinquencies and defaults, which will result in a reduction in cash flow to the CLO and the CLO’s investors.

Liquidity Risk — Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. CLOs, and their underlying obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Additionally, when the Fund purchases a newly issued CLO security directly from the issuer (rather than from the secondary market), there often may be a delayed settlement period, during which time the liquidity of the CLO may be further reduced. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of CLO securities at a price and time the Fund deems advantageous may be impaired. CLO securities are generally considered to be long-term investments and there is no guarantee that an active secondary market will exist or be maintained for any given CLO security.

Privately Issued Securities Risk — CLO securities are generally privately-issued securities, and are normally

SEI Alternative Income Fund

NOTES TO FINANCIAL STATEMENTS (Concluded)

February 29, 2024 (Unaudited)

purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933, as amended (the “Securities Act”). Privately-issued securities typically may be resold only to qualified institutional buyers, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.

Covenant Lite Loans Risk — Certain of the underlying loans or debt securities in which a CLO may invest may be issued or offered as “covenant lite” loans or debt, which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. A CLO may be delayed in enforcing its interests in covenant lite loans, which may result in losses.

CLO Manager Risk — CLO securities are managed by investment advisers independent of the Adviser. CLO managers are responsible for selecting, managing and replacing the underlying bank loans and debt securities within a CLO. CLO managers may have limited operating histories, may be subject to conflicts of interests, including managing the assets of other clients or other investment vehicles, or receiving fees that incentivize maximizing the yield, and indirectly the risk, of a CLO. Adverse developments with respect to a CLO manager, such as personnel and resource constraints, regulatory issues or other developments that may impact the ability and/or performance.

Extended Settlement Risk — Newly issued CLO securities purchased in the primary market typically experience delayed or extended settlement periods, possibly longer than seven days. In the period following such a purchase and prior to settlement these CLO securities may be considered less liquid than similar CLO securities available in the secondary market. In such circumstances the Fund bears a risk of loss if the value of the CLO declines before the settlement date or if the Fund is required to sell the CLO security prior to settlement. There is also the risk that the security will not be issued or that the counterparty will not meet its obligation, resulting in a loss of the investment opportunity.

Below Investment Grade Securities Risk — The Fund may invest in CLO debt and equity tranches that are rated below investment grade. Additionally, CLOs may hold below-investment grade securities and certain of the underlying loans and debt securities in which a CLO may invest may be rated below investment grade. Securities rated below investment grade are commonly referred to as high yield securities or “junk bonds.” High yield securities are often issued by issuers that are restructuring, are smaller or less creditworthy than other issuers, or are more highly indebted than other issuers. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and are considered speculative. The prices of high yield securities are likely to be more sensitive to adverse economic changes or individual issuer developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, high yield security issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing.

Key Personnel Risk — The Fund is dependent upon the key personnel of the Adviser for the Fund’s future success.

Fair Valuation of the Fund’s Portfolio Investments — Generally there is no public market for the CLO investments the Fund targets. As a result, the Adviser values these securities at fair value. The Adviser’s determinations of the fair value of the Fund’s investments have a material impact on the Fund’s net earnings through the recording of unrealized appreciation or depreciation of investments and may cause its NAV on a given date to understate or overstate, possibly materially, the value that the Fund ultimately realizes on one or more of its investments.

Market Risk — Political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund’s investments.

A disruption or downturn in the capital markets and the credit markets could impair the Fund’s ability to raise capital, reduce the availability of suitable investment opportunities, or adversely and materially affect the value of its investments, any of which would negatively affect the Fund’s performance. These risks may be magnified if certain events or developments adversely

SEI Alternative Income Fund

interrupt the global supply chain, and could affect companies worldwide.

Reinvestment Risk — CLOs will typically generate cash from asset repayments and sales that may be reinvested in substitute assets, subject to compliance with applicable investment tests. If the CLO manager causes the CLO to purchase substitute assets at a lower yield than those initially acquired or sale proceeds are maintained temporarily in cash, it would reduce the excess interest-related cash flow, thereby having a negative effect on the fair value of the Fund’s assets and the market value of the Fund’s securities. In addition, the reinvestment period for a CLO may terminate early, which would cause the holders of the CLO’s securities to receive principal payments earlier than anticipated. There can be no assurance that the Fund will be able to reinvest such amounts in an alternative investment that provides a comparable return relative to the credit risk assumed.

Limited Investment Opportunities Risk — The market for CLO securities is more limited than the market for other credit related investments. The Fund can offer no assurances that sufficient investment opportunities for the Fund’s capital will be available.

Non-Diversification Risk — The Fund is a non-diversified investment company under the 1940 Act and expects to hold a narrower range of investments than a diversified fund under the 1940 Act.

Temporary Defensive Positions — The Fund may take a temporary defensive position (investments in cash or cash equivalents) in response to adverse market, economic, political or other conditions. Cash equivalents include short-term high quality debt securities and money market instruments such as commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities, repurchase agreements and shares of short-term affiliated or non-affiliated fixed income or money market funds.

New Fund Risk — There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund if it determines that liquidation is in the best interest of shareholders. Liquidation of the Fund can be initiated without shareholder approval. As a result, the timing of the Fund’s liquidation may not be favorable to a shareholder.

7. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of February 29, 2024, SPTC held of record the following:

Alternative Income Fund
Class F	99.04%
Class Y	100.00%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the advisors and financial planners. SPTC maintains accounts at SEI Institutional Transfer Agency (“SITA”), and operates in an omnibus fund account environment.

8. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of February 29, 2024.

SEI Alternative Income Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

February 29, 2024

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (September 1, 2023 through February 29, 2024).

The table on this page illustrates your fund’s costs in two ways:

Actual fund return: This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% return: This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Annualized Expense Ratios	Expenses Paid During Period
SEI Alternative Income Fund
Actual Fund Return
Class F	$1,000.00	$1,038.18	1.01%	$3.40	*
Class Y	1,000.00	1,039.02	0.76	2.56	*
Hypothetical 5% Return
Class F	$1,000.00	$1,019.84	1.01%	$5.07	**
Class Y	1,000.00	1,021.08	0.76	3.82	**

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 121/366 (to reflect the period since inception).

**Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

SEI Alternative Income Fund

BOARD OF TRUSTEES’ CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)

SEI Alternative Income Fund (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the Trust. The management and affairs of the Trust are supervised by the Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”).

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of the Trust’s Advisory Agreement be specifically approved by the vote of a majority of the outstanding shareholders of the Trust and the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In connection with their consideration of such initial approval, the Trustees must request and evaluate, and SIMC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Advisory Agreement. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve the Advisory Agreement.

Consistent with these responsibilities, the Board called and held a meeting to consider whether to approve the Advisory Agreement between the Trust and SIMC. In preparation for this meeting, the Board requested and reviewed a wide variety of materials provided by SIMC, including information relating to its affiliates, personnel and operations and the services proposed to be provided pursuant to the Advisory Agreement. The Board also received data comparing the Trust’s proposed fees and expenses to a peer group of interval funds. The Trustees received a memorandum from Trust counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Advisory Agreement. In addition, prior to voting, the Independent Directors received advice from Trust counsel regarding the contents of the Adviser's written materials.

Specifically, the Board requested and received written materials from SIMC regarding: (i) the quality of SIMC’s investment management and other services; (ii) SIMC’s investment management personnel; (iii) SIMC’s operations and financial condition; (iv) SIMC’s brokerage practices and investment strategies; (v) the level of the proposed fees that SIMC would charge; (vi) the overall estimated fees and operating expense compared with peer groups of funds prepared by Broadridge, an independent provider of investment company data; (vii) the estimated level of SIMC’s profitability from its fund-related operations; (viii) SIMC’s potential economies of scale; and (ix) SIMC’s expertise and resources in domestic and/or international financial markets.

At the Trust’s meeting held on June 14, 2023, the Advisory Agreement was approved for an initial two-year term. The Board’s approval was based on its consideration and evaluation of the factors described above, as discussed at the meeting, and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Advisory Agreement.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services to be provided by SIMC and the resources of SIMC and its affiliates. In this regard, the Trustees evaluated, among other things, SIMC’s personnel, experience and track record. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services to be provided by SIMC to the Trust and the resources of SIMC and its affiliates dedicated to the Trust were sufficient to support the approval of the Advisory Agreement.

Performance. The Trust was new and had not commenced operations, and, therefore, it did not yet have an investment performance record for the Board to evaluate when approving the Advisory Agreement, though the Board noted that SIMC has operated a similar strategy closed-end tender offer fund since 2007.

Fees. With respect to the Trust’s estimated expenses under the Advisory Agreement, the Board reviewed the proposed annual management fee. The Trustees also considered a Broadridge Report, which included various metrics related to the estimated fund expenses, including, but not limited to the proposed contractual management fee as compared to a universe of comparable funds. Based on the materials considered and discussion at the meeting, the Trustees determined that the proposed fees and the estimated expenses were below the average for the respective comparison peer group. Following evaluation, the Board concluded that, within the context of its full deliberations, the estimated expenses of the Trust are reasonable and supported approval of the Advisory Agreement.

SEI Alternative Income Fund

BOARD OF TRUSTEES’ CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Concluded)

Profitability. With regard to profitability, the Trustees considered the compensation that would flow to SIMC, directly or indirectly. The Trustees considered whether the levels of proposed compensation and estimated profitability were reasonable. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the estimated profitability of SIMC is reasonable and supported approval of the Advisory Agreement.

Economies of Scale. Because the Trust is new and had not commenced operations, there was no investment performance record and it was not possible to determine the extent to which economies of scale would be realized by SIMC and its affiliates as the assets of the Trust grow. Accordingly, the Trustees did not make any conclusions regarding the Trust’s investment performance or the extent to which economies of scale would be realized by SIMC as the assets of the Trust grow, but will do so during future considerations of the Advisory Agreement.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the Advisory Agreement and concluded that the proposed compensation under the Advisory Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Alternative Income Fund

SEI Alternative Income Fund/Semi-Annual Report/February 29, 2024

Trustees

Robert A. Nesher, Chairman

Nina Lesavoy

James M. Williams

Susan C. Cote

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

David F. McCann

Vice President, Secretary

Timothy D. Barto

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Brian Vargo

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Briget Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-ALT (2/24)

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1.

Item 7. Not Applicable.

Item 8. Not Applicable.

Item 9. Not Applicable.

Item 10. Not Applicable.

Item 11. See Item 1.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual report.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable for semi-annual report.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Items 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Alternative Income Fund

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: May 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Robert A. Nesher
Robert A. Nesher, President & CEO
Date: May 3, 2024

By (Signature and Title)	/s/ Glenn Kurdziel
Glenn Kurdziel, Treasurer & CFO
Date: May 3, 2024